Share-based compensation (Details Narrative)		1 Months Ended						12 Months Ended
	Oct. 02, 2025 USD ($) shares	Nov. 30, 2025 $ / shares shares	Oct. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted			2,000,000
Shares granted, value	$ 5,000,000		$ 1,600,000						$ 11,074,000	$ 10,481,000
Milestone payment | $	$ 40,000,000
Shares granted								14,000,000	14,000,000
Share-based compensation								$ 7,919,000	$ 10,184,000		$ 1,489,000
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	30,000,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term								12 months	12 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term								36 months	36 months
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share | $ / shares		$ 0.4609	$ 0.5599		$ 4.40	$ 4.84		$ 0.5251
Share-based compensation								$ 712,000	$ 915,000	$ 10,347,000	$ 5,470,000
Number of shares issued		1,350,000	1,350,000		107,555	1,500,000
Common Class A [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Offering percentage					110.00%
Common Class A [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued							1,131,715
Common Class B [Member] | Mr. Terence Zou [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued				3,000,000
Shares issued price per share | $ / shares				$ 0.3200